Interest Expense, Net	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Interest Expense, Net
20.	INTEREST EXPENSE, NET

Interest expense, net consisted of the following:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Income	20	18	12
Expense	(40)	(40)	(30)

Total	(20)	(22)	(18)

Interest income is related to the cash and cash equivalents held by the Company. Interest expense recorded in 2016, 2015 and 2014 included respectively a charge of $25 million, $24 million and $12 million on the senior unsecured convertible bonds issued in July 2014, of which respectively $21 million, $20 million and $10 million was a non-cash interest expense resulting from the accretion of the discount on the liability component. Net interest includes also charges related to the banking fees and the sale of trade and other receivables.

No borrowing cost was capitalized in 2016, 2015 and 2014. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $6 million for the year ended December 31, 2016, $6 million for the year ended December 31, 2015 and $2 million for the year ended December 31, 2014.